Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt
The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2019 and 2020 are as follows:
March 31, 2019

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥121,870	1.9%
Short-term debt outside Japan, mainly from banks	146,618	3.7
Commercial paper in Japan	38,598	0.0
Commercial paper outside Japan	2,463	3.3

	¥309,549	2.5

March 31, 2020

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥131,822	1.0%
Short-term debt outside Japan, mainly from banks	187,300	2.2
Commercial paper in Japan	12,998	0.1
Commercial paper outside Japan	4,712	2.6

	¥336,832	1.7

Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates
The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2019 and 2020 are as follows:
March 31, 2019

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2020~2037	¥496,431	1.2%
Floating rate	2020~2077	1,895,176	1.8
Insurance companies and others:
Fixed rate	2020~2037	348,103	0.8
Floating rate	2023~2077	271,170	0.7
Unsecured bonds	2023~2029	807,460	1.8
Unsecured notes under medium-term note program	2021~2027	190,082	3.1
Payables under securitized lease receivables	2021~2023	20,151	0.3
Payables under securitized loan receivables and investment in securities	2022~2039	157,649	2.4

		¥4,186,222	1.7

March 31, 2020

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2021~2037	¥463,599	1.2%
Floating rate	2021~2077	1,957,105	1.5
Insurance companies and others:
Fixed rate	2022~2037	336,821	1.2
Floating rate	2021~2077	336,949	1.8
Unsecured bonds	2022~2080	845,938	1.7
Unsecured notes under medium-term note program	2021~2027	176,802	3.1
Payables under securitized lease receivables	2021~2021	4,322	0.2
Payables under securitized loan receivables and investment in securities	2022~2039	157,818	2.2

		¥4,279,354	1.6

Schedule of Long Term Debt Repayment
The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2020 is as follows:

Years ending March 31,	Millions of yen
2021	¥658,813
2022	632,540
2023	599,752
2024	438,901
2025	520,526
Thereafter	1,428,822

Total	¥4,279,354

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions
Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 1
4
“Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2020:

Millions of yen
Lease payments, loans and investment in operating leases	¥198,160
Investment in securities	167,800
Property under facility operations	28,275
Other assets and other	26,982

¥421,217